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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       March 31, 2004

Check here if Amendment [ ]; Amendment Number:___________
  This Amendment (Check only one.): [ ]  is a restatement.
                                    [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Leuthold Weeden Capital Management, LLC
Address:          100 North Sixth Street
                  Suite 412A
                  Minneapolis, MN  55403

Form 13F File Number:  028-10174

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             David Cragg
Title:            Managing Director
Phone:            (612) 332-9141

Signature, Place, and Date of Signing:

/s/ David Cragg                Minneapolis, MN                      May 12, 2004
--------------------------------------------------------------------------------
David Cragg                                                             Date

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:



Number of Other Included Managers:                       0
                                              ------------------------

Form 13F Information Table Entry Total:                 115
                                              ------------------------

Form 13F Information Table Value Total:              $434,188
                                              ------------------------
                                                    (thousands)


List of Other Included Managers:    NONE

                           FORM 13F INFORMATION TABLE





                                   Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
----------------------------------------------------------------------------------------------------------------------------------
         Column 1:        Column 2:    Column 3:   Column 4:       Column 5:            Column 6:       Column 7:    Column 8:
      Name of Issuer   Title of Class    CUSIP       Value    Shares or Principal Investment Discretion  Other    Voting Authority
                                                  (x $1,000)       Amount                               Managers
----------------------------------------------------------------------------------------------------------------------------------
                                                                      SH/ Put/    Sole Shared- Shared-            Sole Shared None
                                                                      PRN Call         Defined  Other
----------------------------------------------------------------------------------------------------------------------------------
Ameren Corp                    COMMON     023608102   3,823    82,939  SH         SOLE                           82,939
----------------------------------------------------------------------------------------------------------------------------------
Cinergy Corp                   COMMON     172474108  11,574   283,042  SH         SOLE                          283,042
----------------------------------------------------------------------------------------------------------------------------------
Consolidated Edison Inc        COMMON     209115104   5,157   116,939  SH         SOLE                          116,939
----------------------------------------------------------------------------------------------------------------------------------
DTE Energy Company             COMMON     233331107   5,448   132,404  SH         SOLE                          132,404
----------------------------------------------------------------------------------------------------------------------------------
Duquesne Light Holdings Inc    COMMON     266233105   1,649    84,546  SH         SOLE                           84,546
----------------------------------------------------------------------------------------------------------------------------------
Progress Energy Inc            COMMON     743263105   5,374   114,146  SH         SOLE                          114,146
----------------------------------------------------------------------------------------------------------------------------------
Teco Energy Inc                COMMON     872375100   5,716   390,732  SH         SOLE                          390,732
----------------------------------------------------------------------------------------------------------------------------------
AES Corp                       COMMON     00130H105   7,548   884,926  SH         SOLE                          884,926
----------------------------------------------------------------------------------------------------------------------------------
ALCOA Inc                      COMMON     013817101   6,918   199,410  SH         SOLE                          199,410
----------------------------------------------------------------------------------------------------------------------------------
AM Healthwy                    COMMON     02649V104   3,377   138,416  SH         SOLE                          138,416
----------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd                  CLASS A    G1150G111   3,627   146,269  SH         SOLE                          146,269
----------------------------------------------------------------------------------------------------------------------------------
Ace Limited                    COMMON     G0070K103   3,634    85,186  SH         SOLE                           85,186
----------------------------------------------------------------------------------------------------------------------------------
Active Power Inc               COMMON     00504w100     697   216,557  SH         SOLE                          216,557
----------------------------------------------------------------------------------------------------------------------------------
Alcan Inc.                     COMMON     013716105   5,696   127,173  SH         SOLE                          127,173
----------------------------------------------------------------------------------------------------------------------------------
American Electric Power        COMMON     025537101   3,707   112,605  SH         SOLE                          112,605
----------------------------------------------------------------------------------------------------------------------------------
Amgen                          COMMON     031162100   5,287    90,917  SH         SOLE                           90,917
----------------------------------------------------------------------------------------------------------------------------------
Apex Silver Mines Ltd          COMMON     G04074103     794    35,196  SH         SOLE                           35,196
----------------------------------------------------------------------------------------------------------------------------------
Avocent Corporation            COMMON     053893103   5,712   155,044  SH         SOLE                          155,044
----------------------------------------------------------------------------------------------------------------------------------
BHP Billiton                     ADR      088606108  11,690   622,481  SH         SOLE                          622,481
----------------------------------------------------------------------------------------------------------------------------------
Bearingpoint Inc               COMMON     074002106   4,427   412,977  SH         SOLE                          412,977
----------------------------------------------------------------------------------------------------------------------------------
Biogen Idec Inc                COMMON     09062X103  11,431   205,597  SH         SOLE                          205,597
----------------------------------------------------------------------------------------------------------------------------------
CLECO Corp                     COMMON     12561W105   1,269    66,684  SH         SOLE                           66,684
----------------------------------------------------------------------------------------------------------------------------------
CYTYC Corp                     COMMON     232946103  10,042   451,325  SH         SOLE                          451,325
----------------------------------------------------------------------------------------------------------------------------------




                                   Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
         Column 1:        Column 2:    Column 3:   Column 4:       Column 5:            Column 6:       Column 7:   Column 8:
      Name of Issuer   Title of Class    CUSIP       Value    Shares or Principal Investment Discretion  Other   Voting Authority
                                                  (x $1,000)       Amount                               Managers
---------------------------------------------------------------------------------------------------------------------------------
                                                                      SH/ Put/    Sole Shared- Shared-           Sole Shared None
                                                                      PRN Call         Defined  Other
---------------------------------------------------------------------------------------------------------------------------------
Caremark RX                    COMMON     141705103  6,026   181,225  SH         SOLE                          181,225
---------------------------------------------------------------------------------------------------------------------------------
Celgene Corp                   COMMON     151020104  9,947   208,749  SH         SOLE                          208,749
---------------------------------------------------------------------------------------------------------------------------------
Cell Genesys Inc.              COMMON     150921104  1,199    99,589  SH         SOLE                           99,589
---------------------------------------------------------------------------------------------------------------------------------
Cell Therapeutics Inc          COMMON     150934107  1,001   118,290  SH         SOLE                          118,290
---------------------------------------------------------------------------------------------------------------------------------
Cepheid Inc.                   COMMON     15670R107  1,475   158,441  SH         SOLE                          158,441
---------------------------------------------------------------------------------------------------------------------------------
Cerner Corp.                   COMMON     156782104  8,025   177,948  SH         SOLE                          177,948
---------------------------------------------------------------------------------------------------------------------------------
Chesapeake Energy Corp         COMMON     165167107  4,958   370,006  SH         SOLE                          370,006
---------------------------------------------------------------------------------------------------------------------------------
Chicago Bridge & Iron-NY Shr   COMMON     167250109  1,743    62,640  SH         SOLE                           62,640
---------------------------------------------------------------------------------------------------------------------------------
Ciber Inc                      COMMON     17163B102  6,390   580,885  SH         SOLE                          580,885
---------------------------------------------------------------------------------------------------------------------------------
Cubist Pharmaceuticals Inc     COMMON     229678107    420    45,684  SH         SOLE                           45,684
---------------------------------------------------------------------------------------------------------------------------------
DPL Inc                        COMMON     233293109  5,721   305,118  SH         SOLE                          305,118
---------------------------------------------------------------------------------------------------------------------------------
Dana Corp                      COMMON     235811106  3,623   182,442  SH         SOLE                          182,442
---------------------------------------------------------------------------------------------------------------------------------
Davita Inc                     COMMON     23918K108  5,585   116,961  SH         SOLE                          116,961
---------------------------------------------------------------------------------------------------------------------------------
Diagnostic Products Corp       COMMON     252450101  5,761   133,052  SH         SOLE                          133,052
---------------------------------------------------------------------------------------------------------------------------------
Digene Corp                    COMMON     253752109    635    18,473  SH         SOLE                           18,473
---------------------------------------------------------------------------------------------------------------------------------
Distributed Energy Systems     COMMON     25475V104    802   241,507  SH         SOLE                          241,507
---------------------------------------------------------------------------------------------------------------------------------
Dycom Industries Inc           COMMON     267475101  2,303    86,856  SH         SOLE                           86,856
---------------------------------------------------------------------------------------------------------------------------------
Dynegy Inc. Cl- A              COMMON     26816Q101  6,946 1,754,072  SH         SOLE                        1,754,072
---------------------------------------------------------------------------------------------------------------------------------
Encysive Pharmaceuticals Inc   COMMON     29256X107  1,741   169,332  SH         SOLE                          169,332
---------------------------------------------------------------------------------------------------------------------------------
Equitable Resources            COMMON     294549100  2,332    52,508  SH         SOLE                           52,508
---------------------------------------------------------------------------------------------------------------------------------
Evergreen Resources Inc        COMMON     299900308  4,897   142,555  SH         SOLE                          142,555
---------------------------------------------------------------------------------------------------------------------------------
Fluor Corp (New)               COMMON     343412102  3,370    87,101  SH         SOLE                           87,101
---------------------------------------------------------------------------------------------------------------------------------
Freeport-McMoran Copper        CLASS B    35671D857  8,437   215,833  SH         SOLE                          215,833
---------------------------------------------------------------------------------------------------------------------------------




                                   Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
         Column 1:        Column 2:    Column 3:   Column 4:       Column 5:            Column 6:       Column 7:   Column 8:
      Name of Issuer   Title of Class    CUSIP       Value    Shares or Principal Investment Discretion  Other   Voting Authority
                                                  (x $1,000)       Amount                               Managers
---------------------------------------------------------------------------------------------------------------------------------
                                                                      SH/ Put/    Sole Shared- Shared-           Sole Shared None
                                                                      PRN Call         Defined  Other
---------------------------------------------------------------------------------------------------------------------------------
Fuelcell Energy Inc            COMMON     35952H106  4,031   297,303  SH         SOLE                          297,303
---------------------------------------------------------------------------------------------------------------------------------
Garmin Ltd                     COMMON     G37260109  4,270    99,982  SH         SOLE                           99,982
---------------------------------------------------------------------------------------------------------------------------------
General Motors Corp            COMMON     370442105  3,804    80,757  SH         SOLE                           80,757
---------------------------------------------------------------------------------------------------------------------------------
Genta Inc                      COMMON     37245M207    475    45,195  SH         SOLE                           45,195
---------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp - Genl Division   COMMON     372917104  4,698   100,435  SH         SOLE                          100,435
---------------------------------------------------------------------------------------------------------------------------------
Granite Construction Inc.      COMMON     387328107  1,809    76,116  SH         SOLE                           76,116
---------------------------------------------------------------------------------------------------------------------------------
Harman International           COMMON     413086109  5,785    72,672  SH         SOLE                           72,672
---------------------------------------------------------------------------------------------------------------------------------
Hecla Mining Co                COMMON     422704106  3,844   457,039  SH         SOLE                          457,039
---------------------------------------------------------------------------------------------------------------------------------
Hydrogenics Corp               COMMON     448882100  1,916   362,212  SH         SOLE                          362,212
---------------------------------------------------------------------------------------------------------------------------------
IBM                            COMMON     459200101  3,694    40,223  SH         SOLE                           40,223
---------------------------------------------------------------------------------------------------------------------------------
IDX Systems Corp               COMMON     449491109  3,117    90,089  SH         SOLE                           90,089
---------------------------------------------------------------------------------------------------------------------------------
Inco Ltd.                      COMMON     453258402  9,885   285,453  SH         SOLE                          285,453
---------------------------------------------------------------------------------------------------------------------------------
Infosys Technologies             ADR      456788108  1,768    21,638  SH         SOLE                           21,638
---------------------------------------------------------------------------------------------------------------------------------
Invitrogen Corp                COMMON     46185R100  4,025    56,147  SH         SOLE                           56,147
---------------------------------------------------------------------------------------------------------------------------------
JP Morgan Chase & Co           COMMON     46625H100  3,976    94,768  SH         SOLE                           94,768
---------------------------------------------------------------------------------------------------------------------------------
Jacob's Engineering Group Inc  COMMON     469814107  3,106    69,642  SH         SOLE                           69,642
---------------------------------------------------------------------------------------------------------------------------------
Laboratory Corp Amer Hldgs New COMMON     50540R409  4,025   102,542  SH         SOLE                          102,542
---------------------------------------------------------------------------------------------------------------------------------
Mastec Inc                     COMMON     576323109  2,423   255,831  SH         SOLE                          255,831
---------------------------------------------------------------------------------------------------------------------------------
Matsushita Elec Ind              ADR      576879209  2,098   136,074  SH         SOLE                          136,074
---------------------------------------------------------------------------------------------------------------------------------
Medarex Inc                    COMMON     583916101  1,625   181,188  SH         SOLE                          181,188
---------------------------------------------------------------------------------------------------------------------------------
Medcohealth                    COMMON     58405U102  2,024    59,519  SH         SOLE                           59,519
---------------------------------------------------------------------------------------------------------------------------------
Millennium Cell Inc            COMMON     60038B105    508   282,485  SH         SOLE                          282,485
---------------------------------------------------------------------------------------------------------------------------------
Millennium Pharmaceuticals     COMMON     599902103  5,784   342,253  SH         SOLE                          342,253
---------------------------------------------------------------------------------------------------------------------------------




                                   Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
         Column 1:        Column 2:    Column 3:   Column 4:       Column 5:            Column 6:       Column 7:   Column 8:
      Name of Issuer   Title of Class    CUSIP       Value    Shares or Principal Investment Discretion  Other   Voting Authority
                                                  (x $1,000)       Amount                               Managers
---------------------------------------------------------------------------------------------------------------------------------
                                                                      SH/ Put/    Sole Shared- Shared-           Sole Shared None
                                                                      PRN Call         Defined  Other
---------------------------------------------------------------------------------------------------------------------------------
Nabi Biopharmaceuticals        COMMON     629519109  1,855   119,237  SH         SOLE                          119,237
---------------------------------------------------------------------------------------------------------------------------------
Nam Tai Electronics            COMMON     629865205  6,857   269,855  SH         SOLE                          269,855
---------------------------------------------------------------------------------------------------------------------------------
NeighborCare Inc               COMMON     64015Y104  3,606   148,020  SH         SOLE                          148,020
---------------------------------------------------------------------------------------------------------------------------------
Newfield Exploration Co        COMMON     651290108  4,682    97,687  SH         SOLE                           97,687
---------------------------------------------------------------------------------------------------------------------------------
Noble Energy                   COMMON     655044105  4,913   104,306  SH         SOLE                          104,306
---------------------------------------------------------------------------------------------------------------------------------
Nuevo Energy Co                COMMON     670509108  2,837    87,142  SH         SOLE                           87,142
---------------------------------------------------------------------------------------------------------------------------------
Nuvelo Inc                     COMMON     67072M301  1,810   144,318  SH         SOLE                          144,318
---------------------------------------------------------------------------------------------------------------------------------
Omnicare Inc                   COMMON     681904108  5,998   135,304  SH         SOLE                          135,304
---------------------------------------------------------------------------------------------------------------------------------
Oneok Inc                      COMMON     682680103  5,548   246,053  SH         SOLE                          246,053
---------------------------------------------------------------------------------------------------------------------------------
Orasure Technologies Inc       COMMON     68554V108  3,081   296,578  SH         SOLE                          296,578
---------------------------------------------------------------------------------------------------------------------------------
PPL Corporation                COMMON     69351T106  1,882    41,265  SH         SOLE                           41,265
---------------------------------------------------------------------------------------------------------------------------------
Pacificare Health Systems      COMMON     695112102  4,306   108,876  SH         SOLE                          108,876
---------------------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group Inc    COMMON     705324101  5,048    80,130  SH         SOLE                           80,130
---------------------------------------------------------------------------------------------------------------------------------
Phelps Dodge                   COMMON     717265102  5,710    69,921  SH         SOLE                           69,921
---------------------------------------------------------------------------------------------------------------------------------
Philips Electronics-NV Shr     COMMON     500472303  5,012   172,941  SH         SOLE                          172,941
---------------------------------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co   COMMON     723787107  4,314   133,569  SH         SOLE                          133,569
---------------------------------------------------------------------------------------------------------------------------------
Plug Power Inc                 COMMON     72919P103  4,713   610,478  SH         SOLE                          610,478
---------------------------------------------------------------------------------------------------------------------------------
Quanta Services, Inc           COMMON     74762E102  2,279   321,950  SH         SOLE                          321,950
---------------------------------------------------------------------------------------------------------------------------------
Quidel Corp                    COMMON     74838J101    995   151,028  SH         SOLE                          151,028
---------------------------------------------------------------------------------------------------------------------------------
Rehabcare Group Inc            COMMON     759148109    954    48,011  SH         SOLE                           48,011
---------------------------------------------------------------------------------------------------------------------------------
Reliant Resources Inc          COMMON     75952B105  5,564   677,732  SH         SOLE                          677,732
---------------------------------------------------------------------------------------------------------------------------------
Renaissancere Holdings Ltd     COMMON     G7496G103  1,909    36,707  SH         SOLE                           36,707
---------------------------------------------------------------------------------------------------------------------------------
Renal Care Group Inc           COMMON     759930100  2,430    53,095  SH         SOLE                           53,095
---------------------------------------------------------------------------------------------------------------------------------




                                   Name of Reporting Manager: Leuthold Weeden Capital Management, LLC
---------------------------------------------------------------------------------------------------------------------------------
         Column 1:        Column 2:    Column 3:   Column 4:       Column 5:            Column 6:       Column 7:   Column 8:
      Name of Issuer   Title of Class    CUSIP       Value    Shares or Principal Investment Discretion  Other   Voting Authority
                                                  (x $1,000)       Amount                               Managers
---------------------------------------------------------------------------------------------------------------------------------
                                                                      SH/ Put/    Sole Shared- Shared-          Sole Shared None
                                                                      PRN Call         Defined  Other
---------------------------------------------------------------------------------------------------------------------------------
Sapient Corp                   COMMON     803062108  6,003   995,492  SH         SOLE                          995,492
---------------------------------------------------------------------------------------------------------------------------------
Sears                          COMMON     812387108  3,551    82,660  SH         SOLE                           82,660
---------------------------------------------------------------------------------------------------------------------------------
Serologicals Corportations     COMMON     817523103  1,662    81,481  SH         SOLE                           81,481
---------------------------------------------------------------------------------------------------------------------------------
Shaw Group Inc.                COMMON     820280105  2,389   220,367  SH         SOLE                          220,367
---------------------------------------------------------------------------------------------------------------------------------
Southern Peru Copper Corp      COMMON     843611104  1,300    32,149  SH         SOLE                           32,149
---------------------------------------------------------------------------------------------------------------------------------
Spinnaker Exploration Co       COMMON     84855W109  4,834   134,582  SH         SOLE                          134,582
---------------------------------------------------------------------------------------------------------------------------------
Syntroleum Corp                COMMON     871630109  3,150   440,494  SH         SOLE                          440,494
---------------------------------------------------------------------------------------------------------------------------------
Teco Energy Inc                COMMON     872375100    181    12,369  SH         SOLE                           12,369
---------------------------------------------------------------------------------------------------------------------------------
Teekay Shipping Corp           COMMON     Y8564W103  2,009    29,157  SH         SOLE                           29,157
---------------------------------------------------------------------------------------------------------------------------------
Teva Pharmaceutical              ADR      881624209  9,499   149,895  SH         SOLE                          149,895
---------------------------------------------------------------------------------------------------------------------------------
Trinity Biotech PLC            COMMON     896438108  1,100   289,423  SH         SOLE                          289,423
---------------------------------------------------------------------------------------------------------------------------------
Williams Cos Inc               COMMON     969457100  6,327   661,120  SH         SOLE                          661,120
---------------------------------------------------------------------------------------------------------------------------------
Asia Tigers                    COMMON     04516T105    198    18,348  SH         SOLE                           18,348
---------------------------------------------------------------------------------------------------------------------------------
Brazil Fund                    COMMON     105759104    551    23,277  SH         SOLE                           23,277
---------------------------------------------------------------------------------------------------------------------------------
Greater China Fund             COMMON     39167B102    217    13,580  SH         SOLE                           13,580
---------------------------------------------------------------------------------------------------------------------------------
I Shares MSCI Malaysia         COMMON     464286830    889   122,016  SH         SOLE                          122,016
---------------------------------------------------------------------------------------------------------------------------------
IShares MSCI Emerging Markets  COMMON     464287234  2,502    14,256  SH         SOLE                           14,256
---------------------------------------------------------------------------------------------------------------------------------
Korea Fund                     COMMON     500634100  2,338   109,786  SH         SOLE                          109,786
---------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Asia-Pacific    COMMON     61744U106    152    12,599  SH         SOLE                           12,599
---------------------------------------------------------------------------------------------------------------------------------
Taiwan Fund Inc                COMMON     874036106    836    61,461  SH         SOLE                           61,461
---------------------------------------------------------------------------------------------------------------------------------
BHP Billiton Ltd               COMMON     088606108    658    35,037  SH         SOLE                           35,037
---------------------------------------------------------------------------------------------------------------------------------
Noranda Inc                    COMMON     655422103    312    17,387  SH         SOLE                           17,387
---------------------------------------------------------------------------------------------------------------------------------
Rio Tinto Plc                  COMMON     767204100    603     5,997  SH         SOLE                            5,997
---------------------------------------------------------------------------------------------------------------------------------
                              TOTAL                434,188
---------------------------------------------------------------------------------------------------------------------------------